Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	$ 3,435	$ 3,586
Construction contract assets	606	565
Total trade receivables and construction contract assets, gross	4,041	4,151	$ 3,708
Loss allowance	(125)	(131)
Total trade receivables and construction contract assets, net	3,916	4,020
Amounts receivable from equity accounted investments	37	31
Prepayments	269	251
Other receivables	347	267
Total	4,569	4,569
Non-current
Other receivables	$ 164	$ 239